BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2017	Mar. 31, 2016
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	21,996,102	21,996,102
Units of limited partnership interest, issued	21,996,102	21,996,102
Units of limited partnership interest, outstanding	21,843,147	21,902,747
Series 15 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,870,500	3,870,500
Units of limited partnership interest, issued	3,870,500	3,870,500
Units of limited partnership interest, outstanding	3,830,900	3,848,900
Series 16 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,429,402	5,429,402
Units of limited partnership interest, issued	5,429,402	5,429,402
Units of limited partnership interest, outstanding	5,392,500	5,404,500
Series 17 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,000,000	5,000,000
Units of limited partnership interest, issued	5,000,000	5,000,000
Units of limited partnership interest, outstanding	4,962,947	4,972,947
Series 18 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,616,200	3,616,200
Units of limited partnership interest, issued	3,616,200	3,616,200
Units of limited partnership interest, outstanding	3,598,100	3,605,200
Series 19 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,080,000	4,080,000
Units of limited partnership interest, issued	4,080,000	4,080,000
Units of limited partnership interest, outstanding	4,058,700	4,071,200